LOSS PER SHARE (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of loss per share

	Three months ended June 30, 2026	Three months ended June 30, 2025	Nine months ended June 30, 2026	Nine months ended June 30, 2025
	$	$	$	$

Net loss	(26,464,717)	(7,711,199)	(39,421,781)	(14,672,355)
Weighted-average common shares - basic and diluted	55,149,329	39,468,847	51,810,937	37,525,465
Basic and diluted loss per share	(0.48)	(0.20)	(0.76)	(0.39)